                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)



PAR
AMOUNT
(000)        DESCRIPTION                                                 COUPON     MATURITY       VALUE

             DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS    65.5%
             ADVERTISING    0.9%
$    1,200   aQuantive, Inc.                                              2.250%    08/15/24     $     2,029,500
     1,200   Lamar Advertising Co.                                        2.875     12/31/10           1,288,500
                                                                                                ----------------
                                                                                                       3,318,000
                                                                                                ----------------

             AEROSPACE & DEFENSE    0.7%

     2,700   Armor Holdings, Inc. (a)                                   2.000/0     11/01/24           2,710,125
                                                                                                ----------------

             AIRLINES    0.4%
     1,750   Continental Airlines, Inc.                                   4.500     02/01/07           1,435,000
                                                                                                ----------------

             APPAREL RETAIL    0.6%
     1,920   Charming Shoppes, Inc.                                       4.750     06/01/12           2,349,600
                                                                                                ----------------

             APPLICATION SOFTWARE    0.9%
     1,300   SERENA Software, Inc.                                        1.500     12/15/23           1,332,500
     1,800   Sybase, Inc., 144A - Private Placement (b)                   1.750     02/22/25           1,950,750
                                                                                                ----------------
                                                                                                       3,283,250
                                                                                                ----------------

             BIOTECHNOLOGY    5.9%
     5,715   Amgen, Inc., LYON                                              *       03/01/32           4,550,569
     3,000   deCODE genetics, Inc., 144A - Private Placement (b)          3.500     04/15/11           2,606,250
     1,200   Human Genome Sciences, Inc., 144A - Private
             Placement (b)                                                2.250     08/15/12           1,185,000
     2,700   Incyte Corp.                                                 3.500     02/15/11           2,045,250
     1,500   Invitrogen Corp.                                             1.500     02/15/24           1,370,625
     1,500   Invitrogen Corp., 144A - Private Placement (b)               3.250     06/15/25           1,552,500
     2,400   MedImmune, Inc.                                              1.000     07/15/23           2,340,000
     1,860   MGI Pharma, Inc., 144A - Private Placement (b)               1.682     03/02/24           1,306,650
     2,900   Nektar Therapeutics, 144A - Private Placement (b)            3.250     09/28/12           3,066,750
     2,770   Oscient Pharmaceuticals Corp.                                3.500     04/15/11           2,177,912
                                                                                                ----------------
                                                                                                      22,201,506
                                                                                                ----------------

             BROADCASTING    0.6%
     2,500   Sinclair Broadcast Group, Inc.                               6.000     09/15/12           2,200,000
                                                                                                ----------------

             BROADCASTING & CABLE TV    3.4%
        50   Comcast Corp. (Variable Rate Coupon)                         2.000     10/15/29           2,017,500
     3,000   EchoStar Communications Corp.                                5.750     05/15/08           2,985,000
     1,200   Liberty Media Corp.                                          0.750     03/30/23           1,338,000

     2,000   Liberty Media Corp., 144A - Private Placement (b)            0.750     03/30/23           2,230,000
     2,000   Liberty Media Corp., Class B                                 3.250     03/15/31           1,560,000
       540   Sirius Satellite Radio, Inc.                                 3.500     06/01/08           2,575,125
                                                                                                ----------------
                                                                                                      12,705,625
                                                                                                ----------------

             CASINOS & GAMING    1.9%
     5,400   International Game Technology                                  *       01/29/33           3,456,000
     3,300   Scientific Games Corp., 144A - Private Placement (b)         0.750     12/01/24           3,881,625
                                                                                                ----------------
                                                                                                       7,337,625
                                                                                                ----------------

             COMMUNICATIONS EQUIPMENT    1.9%
     2,200   Ciena Corp.                                                  3.750     02/01/08           2,021,250
     2,250   Juniper Networks, Inc., 144A - Private Placement (b)           *       06/15/08           2,849,062
     2,500   Terayon Communication Systems, Inc.                          5.000     08/01/07           2,409,375
                                                                                                ----------------
                                                                                                       7,279,687
                                                                                                ----------------

             COMPUTER STORAGE & PERIPHERALS    1.8%
       900   Electronics for Imaging, Inc.                                1.500     06/01/23             929,250
     2,000   Electronics for Imaging, Inc., 144A - Private
             Placement (b)                                                1.500     06/01/23           2,065,000
     3,980   Maxtor Corp.                                                 6.800     04/30/10           3,950,150
                                                                                                ----------------
                                                                                                       6,944,400
                                                                                                ----------------

             CONSTRUCTION & ENGINEERING    1.0%
     3,000   Fluor Corp.                                                  1.500     02/15/24           3,742,500
                                                                                                ----------------

             CONSUMER ELECTRONICS    1.2%
     4,000   Best Buy, Inc.                                               2.250     01/15/22           4,395,000
                                                                                                ----------------

             CONSUMER FINANCE    1.3%
     4,800   American Express Co., 144A - Private Placement (b)           1.850     12/01/33           5,088,000
                                                                                                ----------------

             DATA PROCESSING & OUTSOURCING SERVICES    0.8%
     3,000   CSG Systems International, Inc., 144A - Private
             Placement (b)                                                2.500     06/15/24           3,048,750
                                                                                                ----------------

             DIVERSIFIED METALS & MINING    0.7%
     1,500   Massey Energy Co., 144A - Private Placement (b)              2.250     04/01/24           2,458,125
                                                                                                ----------------

             ELECTRIC    1.6%
     3,000   Calpine Corp., 144A - Private Placement (b)                  4.750     11/15/23           1,650,000
     1,620   CMS Energy Corp.                                             2.875     12/01/24           2,087,775
     1,400   Reliant Resources, Inc., 144A - Private Placement
             (b)                                                          5.000     08/15/10           2,439,500
                                                                                                ----------------
                                                                                                       6,177,275
                                                                                                ----------------

             ELECTRICAL COMPONENTS & EQUIPMENT    1.2%
     4,500   L-3 Communications Corp., 144A - Private Placement
             (b)                                                          3.000     08/01/35           4,623,750
                                                                                                ----------------

             ELECTRONIC MANUFACTURING SERVICES    1.5%
     3,900   Agere Systems, Inc.                                          6.500     12/15/09           3,919,500
     2,100   Solectron Corp.                                              0.500     02/15/34           1,585,500
                                                                                                ----------------
                                                                                                       5,505,000
                                                                                                ----------------

             ENTERTAINMENT    1.4%
     5,000   Walt Disney Co.                                              2.125     04/15/23           5,106,250
                                                                                                ----------------

             ENVIRONMENTAL & FACILITIES SERVICES    0.2%
     1,050   Allied Waste Industries, Inc.                                4.250     04/15/34             926,625
                                                                                                ----------------

             FOOD/BEVERAGE    0.8%
     4,000   General Mills, Inc., 144A - Private Placement (b)              *       10/28/22           2,865,000
                                                                                                ----------------

             HEALTH CARE EQUIPMENT    3.6%
     2,400   Advanced Medical Optics, Inc., 144A - Private
             Placement (b)                                                2.500     07/15/24           2,352,000
     1,800   Cytyc Corp.                                                  2.250     03/15/24           1,928,250
     2,100   Medtronic, Inc.                                              1.250     09/15/21           2,107,875
     2,375   PSS World Medical, Inc., 144A - Private Placement
             (b)                                                          2.250     03/15/24           2,291,875
     5,000   Thermo Electron Corp.                                        3.250     11/01/07           4,906,250
                                                                                                ----------------
                                                                                                      13,586,250
                                                                                                ----------------

             HEALTH CARE FACILITIES    0.6%
     2,200   Manor Care, Inc., 144A - Private Placement (a)         2.125/1.875     08/01/35           2,249,500
                                                                                                ----------------

             HEALTH CARE SUPPLIES    0.6%
     2,400   Fisher Scientific International, Inc.                        3.250     03/01/24           2,448,000
                                                                                                ----------------

             HOTELS, RESORTS & CRUISE LINES    1.0%
     3,300   Host Marriott LP, 144A - Private Placement (b)               3.250     04/15/24           3,634,125
                                                                                                ----------------

             HOUSEHOLD PRODUCTS    1.4%
     4,000   Church & Dwight Co., Inc., 144A - Private Placement
             (b)                                                          5.250     08/15/33           5,340,000
                                                                                                ----------------

             INTEGRATED TELECOMMUNICATION SERVICES    0.2%
       900   Finisar Corp., 144A - Private Placement (b)                  2.500     10/15/10             768,375
                                                                                                ----------------

             INTERNET RETAIL    0.5%
     1,840   Amazon.com, Inc.                                             4.750     02/01/09           1,807,800
                                                                                                ----------------

             INTERNET SOFTWARE & SERVICES    0.3%
     1,500   Safeguard Scientifics, Inc.,144A - Private
             Placement (b)                                                2.625     03/15/24           1,048,125
                                                                                                ----------------

             MANUFACTURING    0.7%
       900   Actuant Corp.                                                2.000     11/15/23           1,145,250
     1,200   Actuant Corp., 144A - Private Placement (b)                  2.000     11/15/23           1,527,000
                                                                                                ----------------
                                                                                                       2,672,250
                                                                                                ----------------

             OIL & GAS DRILLING    0.7%
     2,400   Nabors Industries, Inc., Ser B                                 *       06/15/23           2,739,000
                                                                                                ----------------

             OIL & GAS EQUIPMENT & SERVICES    2.7%
     1,200   Cooper Cameron Corp.                                         1.500     05/15/24           1,449,000
     2,100   Cooper Cameron Corp., 144A - Private Placement (b)           1.500     05/15/24           2,535,750
     3,270   Halliburton Co.                                              3.125     07/15/23           6,159,862
                                                                                                ----------------
                                                                                                      10,144,612
                                                                                                ----------------

             OIL & GAS EXPLORATION & PRODUCTION    0.2%
       600   McMoRan Exploration Co., 144A - Private Placement
             (b)                                                          5.250     10/06/11             780,000
                                                                                                ----------------

             OIL FIELD SERVICES    0.5%
     1,625   Cal Dive International, Inc.                                 3.250     12/15/25           2,053,594
                                                                                                ----------------

             PHARMACEUTICALS    9.1%
       600   Abgenix, Inc., 144A - Private Placement (b)                  1.750     12/15/11             684,000
     1,582   Amylin Pharmaceuticals, Inc.                                 2.500     04/15/11           1,823,255
     4,000   Bristol-Myers Squibb Co. (Variable Rate Coupon)              3.370     09/15/23           3,952,840
     1,200   CV Therapeutics, Inc.                                        3.250     08/16/13           1,429,500
     2,400   CV Therapeutics, Inc.                                        2.000     05/16/23           2,079,000
     2,600   Isis Pharmaceuticals, Inc.                                   5.500     05/01/09           2,304,250
     5,800   IVAX Corp.                                                   4.500     05/15/08           5,821,750
     4,000   King Pharmaceuticals, Inc. (Variable Rate Coupon)            2.750     11/15/21           3,890,000
     3,000   NPS Pharmaceuticals, Inc.                                    3.000     06/15/08           2,632,500
     3,570   Teva Pharmaceutical Industries, Ltd., Ser B                  0.250     02/01/24           3,699,413
     1,120   Watson Pharmaceuticals, Inc., 144A - Private
             Placement (b)                                                1.750     03/15/23           1,143,800
     4,500   Wyeth, 144A - Private Placement (Variable Rate
             Coupon) (b)                                                  3.320     01/15/24           4,665,330
                                                                                                ----------------
                                                                                                      34,125,638
                                                                                                ----------------

             RETAIL    0.8%
     3,000   Collegiate Pacific, Inc., 144A - Private Placement
             (b)                                                          5.750     12/01/09           3,101,250
                                                                                                ----------------

             SEMICONDUCTOR EQUIPMENT    2.0%
     2,000   Cymer, Inc., 144A - Private Placement (b)                    3.500     02/15/09           1,952,500
     2,700   Teradyne, Inc.                                               3.750     10/15/06           2,686,500
     3,000   Veeco Instruments, Inc.                                      4.125     12/21/08           2,820,000
                                                                                                ----------------
                                                                                                       7,459,000
                                                                                                ----------------

             SEMICONDUCTORS    6.2%
     3,100   Advanced Micro Devices, Inc.                                 4.750     02/01/22           3,530,125
     3,200   Atmel Corp.                                                    *       05/23/21           1,524,000
     1,200   Cypress Semiconductor Corp.                                  1.250     06/15/08           1,408,500
       900   Cypress Semiconductor Corp., 144A - Private
             Placement (b)                                                1.250     06/15/08           1,056,375
     4,900   Fairchild Semiconductor Corp.                                5.000     11/01/08           4,851,000
     3,600   LSI Logic Corp., 144A - Private Placement (b)                4.000     05/15/10           3,816,000
     1,200   Pixelworks, Inc., 144A - Private Placement (b)               1.750     05/15/24             846,000
     5,120   TriQuint Semiconductor, Inc.                                 4.000     03/01/07           4,985,600
     1,500   Vitesse Semiconductor Corp., 144A-Private Placement
             (b)                                                          1.500     10/01/24           1,145,625


                                                                                                ----------------
                                                                                                      23,163,225
                                                                                                ----------------

             SYSTEMS SOFTWARE    0.7%
     2,600   Red Hat, Inc.                                                0.500     01/15/24           2,613,000
                                                                                                ----------------

             TELECOMMUNICATIONS    0.7%
     3,000   JDS Uniphase Corp.                                             *       11/15/10           2,550,000
                                                                                                ----------------

             TOBACCO    0.4%
     1,500   Vector Group Ltd.                                            6.250     07/15/08           1,485,000
                                                                                                ----------------

             WIRELESS TELECOMMUNICATION SERVICES    1.9%
     3,540   Nextel Communications                                        5.250     01/15/10           3,584,250
     2,100   NII Holdings, Inc., 144A - Private Placement (b)             2.875     02/01/34           3,543,750
                                                                                                ----------------
                                                                                                       7,128,000
                                                                                                ----------------

             TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS                                        246,597,837
                                                                                                ----------------

             FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS    5.2%
     2,000   Fairmont Hotels & Resorts, Inc. (Canada)                     3.750     12/01/23           2,107,500
     1,200   Fairmont Hotels & Resorts, Inc., 144A - Private
             Placement (Canada) (b)                                       3.750     12/01/23           1,264,500
     1,800   Flextronics International Ltd. (Singapore)                   1.000     08/01/10           1,831,500
     1,500   Fortis Insurance NV, 144A - Private
             Placement (Netherlands) (b)                                  7.750     01/26/08           1,683,750
     1,200   Lions Gate Entertainment Corp. (Canada)                      3.625     03/15/25           1,156,500
     2,080   Nortel Networks Corp. (Canada)                               4.250     09/01/08           1,968,200
     3,600   OMI Corp. (Marshall Islands)                                 2.875     12/01/24           3,316,500
     2,559   Royal Caribbean Cruises, Ltd., LYON (Liberia)                  *       02/02/21           1,343,475
     3,905   Schlumberger Ltd., Ser A (Netherland Antilles)               1.500     06/01/23           4,832,438
                                                                                                ----------------

             TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS                                          19,504,363
                                                                                                ----------------


DESCRIPTION                                                                          SHARES          VALUE

COMMON STOCKS    1.5%
ELECTRONIC MANUFACTURING SERVICES    0.1%
Solectron Corp. (c)                                                                  104,739             409,530
                                                                                                ----------------

OIL & GAS EXPLORATION & PRODUCTION    0.8%
Devon Energy Corp.                                                                    44,546           3,057,637
                                                                                                ----------------

TECHNOLOGY DISTRIBUTORS    0.6%
Agilysys, Inc.                                                                       115,476           1,944,616
                                                                                                ----------------

TOTAL COMMON STOCKS                                                                                    5,411,783
                                                                                                ----------------

CONVERTIBLE PREFERRED STOCKS    26.0%
AEROSPACE & DEFENSE    3.6%
Coltec Capital Trust, 5.250%, TIDES                                                  138,500           7,063,500
Northrop Grumman Corp., Ser B, 7.000%                                                 53,800           6,509,800
                                                                                                ----------------
                                                                                                      13,573,300
                                                                                                ----------------

AUTOMOBILE MANUFACTURERS    0.8%
Ford Motor Co. Capital Trust II, 6.500%                                               76,500           2,788,425
                                                                                                ----------------

COMMODITY CHEMICALS    0.0%
Celanese Corp., 4.250%                                                                 6,000             158,400
                                                                                                ----------------

DISTILLERS & VINTNERS    0.5%
Constellation Brands, Inc., Ser A, 5.750%                                             44,000           1,718,640
                                                                                                ----------------

DIVERSIFIED CHEMICALS    0.5%
Huntsman Corp., 5.000%                                                                42,000           1,867,740
                                                                                                ----------------

DIVERSIFIED METALS & MINING    0.8%
Freeport-McMoRan Copper & Gold, Inc., 5.500%                                           2,700           2,988,900
                                                                                                ----------------

ELECTRIC UTILITIES    0.4%
PNM Resources, Inc., 6.750%                                                           30,000           1,562,400
                                                                                                ----------------

ENVIRONMENTAL & FACILITIES SERVICES    0.6%
Allied Waste Industries, Inc., Ser D, 6.250%                                           9,000           2,308,500
                                                                                                ----------------

FOOD RETAIL    0.6%
Albertsons, Inc., 7.250%                                                              90,000           2,241,000
                                                                                                ----------------

HEALTH CARE EQUIPMENT    1.3%
Baxter International, Inc., 7.000%                                                    85,000           4,845,000
                                                                                                ----------------

HOUSEWARES & SPECIALTIES    0.8%
Newell Financial Trust I, 5.250%, QUIPS                                               70,000           3,088,750
                                                                                                ----------------

INTEGRATED OIL & GAS    1.0%
Amerada Hess Corp., 7.000%, ACES                                                      32,800           3,840,880
                                                                                                ----------------

INVESTMENT BANKING & BROKERAGE    1.6%
Lazard Ltd., 6.625% (Bermuda)                                                        120,000           3,049,200
Lehman Brothers Holdings, Inc., 6.250%, PIES                                         120,000           3,127,200
                                                                                                ----------------
                                                                                                       6,176,400
                                                                                                ----------------

LIFE & HEALTH INSURANCE    1.3%
MetLife, Inc., Ser B, 6.375%                                                         180,000           5,052,600
                                                                                                ----------------

METAL & GLASS CONTAINERS    0.4%
Owens-Illinois, Inc., 4.750%                                                          41,760           1,540,944
                                                                                                ----------------

MULTI-LINE INSURANCE    1.9%
Citigroup Funding, Inc., Ser GNW, 0.000% (Variable Rate Coupon)                      138,000           4,354,452
Hartford Financial Services Group, Inc., 6.000%                                       41,200           2,858,456
                                                                                                ----------------
                                                                                                       7,212,908
                                                                                                ----------------

MULTI-UTILITIES    1.7%
Williams Cos., Inc., 5.500%, 144A - Private Placement (b)                             55,100           6,412,262
                                                                                                ----------------

OIL & GAS EXPLORATION & PRODUCTION    1.3%

Chesapeake Energy Corp., 5.000%                                                        6,500           1,069,250
Chesapeake Energy Corp., 4.500%                                                       32,500           3,627,812
                                                                                                ----------------
                                                                                                       4,697,062
OTHER DIVERSIFIED FINANCIAL SERVICES    1.1%
Citizens Utilities Trust, 5.000%                                                      13,250             770,819
Lucent Technologies Capital Trust I, 7.750%                                            3,300           3,341,250
                                                                                                ----------------
                                                                                                       4,112,069
                                                                                                ----------------

PHARMACEUTICALS    1.1%
Schering-Plough Corp., 6.000%                                                         79,000           4,285,750
                                                                                                ----------------

PROPERTY & CASUALTY    0.6%
XL Capital, Ltd., 6.500% (Cayman Islands)                                            105,000           2,397,150
                                                                                                ----------------

REAL ESTATE INVESTMENT TRUSTS    0.6%
Simon Property Group, Inc., 6.000%                                                    36,000           2,271,600
                                                                                                ----------------

REINSURANCE    1.0%
Platinum Underwriter Holdings, Ltd., 7.000% (Bermuda)                                132,250           3,650,100
                                                                                                ----------------

SPECIALTY STORES    0.8%
United Rentals Trust I, 6.500%                                                        70,000           2,835,000
                                                                                                ----------------

THRIFTS & MORTGAGE FINANCE    1.7%
Fannie Mae, 5.375%                                                                        36           3,306,596
Sovereign Capital Trust IV, 4.375%                                                    72,000           3,195,000
                                                                                                ----------------
                                                                                                       6,501,596
                                                                                                ----------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                    98,127,376
                                                                                                ----------------

TOTAL LONG-TERM INVESTMENTS    98.2%
   (Cost $349,149,641)                                                                               369,641,359

REPURCHASE AGREEMENT    0.7%
           State Street Bank & Trust Co. ($2,738,000 par
           collateralized by U.S. Government obligations in a
           pooled cash account, interest rate of 3.65%, dated
           9/30/05, to be sold on 10/03/05 at $2,738,833)                                              2,738,000
                                                                                                ----------------
              (Cost $2,738,000)

TOTAL INVESTMENTS    98.9%
   (Cost $351,887,641)                                                                               372,379,359

OTHER ASSETS IN EXCESS OF LIABILITIES    1.1%                                                          4,179,620
                                                                                                ----------------

NET ASSETS    100.0%                                                                             $   376,558,979
                                                                                                ================


           Percentages are calculated as a percentage of net assets.

*          Zero coupon bond

(a) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(b)        144A securities are those which are exempt from registration under Rule 144A of the Securities
           Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(c)        Non-income producing security as this stock currently does not declare dividends.
ACES     - Automatically Convertible Equity Securities
LYON     - Liquid Yield Option Note
PIES     - Premium Income Equity Securities
QUIPS    - Quarterly Income Preferred Securities
TIDES    - Term Income Deferrable Equity Securities

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Harbor Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005